Derivative financial instruments - Summary of derivative financial instruments by index (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 4,309,901,376	R$ 3,344,201,685
Assets, fair value	40,920,581	46,199,796
Liabilities, notional amount	4,234,998,602	3,692,719,383
Liabilities, fair value	(37,546,940)	(40,047,687)
Net, fair value	3,373,641	6,152,109
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	862,383,442	825,780,642
Liabilities, fair value	(14,937,416)	(14,000,255)
Swap contract [member] | Interest [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	789,512,985	762,360,740
Liabilities, fair value	(12,134,315)	(7,667,588)
Swap contract [member] | Foreign exchange [Domain]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	34,241,157	48,091,014
Liabilities, fair value	(1,574,705)	(2,332,909)
Swap contract [member] | Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	36,676,560	13,399,986
Liabilities, fair value	(1,180,195)	(3,795,336)
Swap contract [member] | Commodities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	1,952,740	1,928,902
Liabilities, fair value	(48,201)	(204,422)
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	144,316,614	28,290,772
Liabilities, fair value	(1,681,224)	(2,083,292)
Forward contract [member] | Interest [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	1,759,346	10,619,439
Liabilities, fair value	(1,284,289)	(458,560)
Forward contract [member] | Foreign exchange [Domain]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	136,860,587	17,671,333
Liabilities, fair value	(309,570)	(1,624,732)
Forward contract [member] | Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	1,074,951	0
Liabilities, fair value	(14,413)	0
Forward contract [member] | Commodities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	4,621,730	0
Liabilities, fair value	(72,952)	0
Future contracts [Member] | Interest [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	259,471,046	91,070,059
Liabilities, fair value	(3,597,542)	(451,014)
Future contracts [Member] | Foreign exchange [Domain]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	16,866,362	17,679,727
Liabilities, fair value	(50,492)	(50,786)
Future contracts [Member] | Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	47,031	201,459,785
Liabilities, fair value	(150)	(997,705)
Future contracts [Member] | Commodities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	28,191,142	86,833,282
Liabilities, fair value	(15,874)	(430,031)
Option contracts [Member] | Interest [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	2,586,274,296	2,440,966,741
Liabilities, fair value	(932,898)	(15,167,264)
Option contracts [Member] | Foreign exchange [Domain]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	74,802,937	175,548
Liabilities, fair value	(4,438,639)	(526,549)
Option contracts [Member] | Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	62,136,485	459,335
Liabilities, fair value	(11,388,211)	(6,340,766)
Option contracts [Member] | Commodities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	200,509,247	3,492
Liabilities, fair value	(504,494)	(25)
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	914,003,115	758,053,043
Assets, fair value	20,361,017	21,743,021
Swap contract [member] | Interest [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	60,549,711	48,173,431
Assets, fair value	3,583,555	2,336,907
Swap contract [member] | Foreign exchange [Domain]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	821,149,048	708,886,668
Assets, fair value	14,657,464	19,137,399
Swap contract [member] | Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	30,060,006	922,307
Assets, fair value	2,024,883	261,229
Swap contract [member] | Commodities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	2,244,350	70,637
Assets, fair value	95,115	7,486
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	131,460,114	24,701,643
Assets, fair value	1,071,790	2,692,354
Forward contract [member] | Interest [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	124,996,692	14,082,204
Assets, fair value	420,217	2,233,794
Forward contract [member] | Foreign exchange [Domain]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	681,240	0
Assets, fair value	581,240	0
Forward contract [member] | Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	990,579	10,619,439
Assets, fair value	9,674	458,560
Forward contract [member] | Commodities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	4,791,603	0
Assets, fair value	60,659	0
Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	209,334,260	22,759,253
Assets, fair value	5,966,802	3,003,675
Futures contract [member] | Interest [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	22,610,678	433,824
Assets, fair value	171,319	1,264
Futures contract [member] | Foreign exchange [Domain]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	167,526,834	9,856,454
Assets, fair value	5,786,166	1,456,514
Futures contract [member] | Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	384,832	4,011,021
Assets, fair value	662	545,439
Futures contract [member] | Commodities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	18,811,916	8,457,954
Assets, fair value	8,655	1,000,458
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	3,055,103,887	2,538,687,746
Assets, fair value	13,520,972	18,760,746
Option contract [member] | Interest [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	72,853,018	9,565,942
Assets, fair value	3,315,588	714,593
Option contract [member] | Foreign exchange [Domain]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	2,831,484,361	2,528,806,657
Assets, fair value	3,165,811	17,978,224
Option contract [member] | Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	130,174,446	313,605
Assets, fair value	6,729,047	67,766
Option contract [member] | Commodities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	20,592,062	1,542
Assets, fair value	R$ 310,526	R$ 163